Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Balances And Transactions Schedule Of Related Party Transactions 1	$ 154,331
Related Party Balances And Transactions Schedule Of Related Party Transactions 2	$ 864,327